DEBT - Sales of Future Receipts (Details) - USD ($)												1 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 08, 2024	Sep. 19, 2024	Jul. 24, 2024	May 28, 2024	May 23, 2024	Jan. 30, 2024	Jan. 04, 2024	Nov. 09, 2023	Oct. 02, 2023	Aug. 07, 2023	Apr. 25, 2023	May 31, 2025	Mar. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Proceeds from the issuance of debt																		$ 735,000	$ 5,973,079	$ 6,614,400	$ 9,047,344
Conversion Price																	$ 1			$ 1
Maximum percentage of ownership by an individual lender																19.99%
Loss on extinguishment of debt																				$ 1,645,443	370,320
Payments of debt																		$ 1,262,427	$ 1,765,061	2,262,401	2,153,487
Sale of Future Receipts
Debt Instrument [Line Items]
Extinguishment of debt																					$ 662,000
April 25, 2023
Debt Instrument [Line Items]
Company sold and assigned											$ 1,597,144
Proceeds from the issuance of debt											1,176,000
Fee of future receipts											24,000
Unamortized debt discount											421,144
Minimum weekly sales receipts agreed to pay											$ 30,174
Term											1 year
Maturity Date (from issuance date)											1 year
November 2, 2023
Debt Instrument [Line Items]
Minimum weekly sales receipts agreed to pay									$ 17,700
Forgiven of debt outstanding									162,080
Incurred an incremental fee									$ 100,000
August 7, 2023
Debt Instrument [Line Items]
Company sold and assigned										$ 1,290,000
Proceeds from the issuance of debt										980,000
Fee of future receipts										20,000
Unamortized debt discount										310,000
Minimum weekly sales receipts agreed to pay										$ 25,595
Term										1 year
Maturity Date (from issuance date)										1 year
November 9, 2023
Debt Instrument [Line Items]
Incremental amount to be borrowed								$ 370,543
Forgiven of debt outstanding								130,000
Incurred an incremental fee								$ 221,000
January 4, 2024
Debt Instrument [Line Items]
Company sold and assigned							$ 452,000
Proceeds from the issuance of debt							343,000
Fee of future receipts							7,000
Unamortized debt discount							101,500
Minimum weekly sales receipts agreed to pay							$ 9,000
Term							1 year
Maturity Date (from issuance date)							1 year
January 30, 2024
Debt Instrument [Line Items]
Company sold and assigned						$ 2,600,000
Proceeds from the issuance of debt						2,077,000
Fee of future receipts						3,000
Unamortized debt discount						523,000
Minimum weekly sales receipts agreed to pay						$ 52,000
Term						1 year
Maturity Date (from issuance date)						1 year
Second January 30, 2024
Debt Instrument [Line Items]
Additional advance from sale of future receipts						$ 1,054,286
Conversion Price						$ 2
Maximum percentage of ownership by an individual lender						19.99%
Extinguishment of debt						$ 3,115,592
Conversion of debt to shares						1,557,796
May 23, 2024
Debt Instrument [Line Items]
Company sold and assigned					$ 149,000
Proceeds from the issuance of debt					118,000
Fee of future receipts					3,000
Unamortized debt discount					31,000
Minimum weekly sales receipts agreed to pay					$ 12,000
Term					1 year
Maturity Date (from issuance date)					1 year
May 23, 2024 | Subsequent events
Debt Instrument [Line Items]
Settlement amount												$ 240,000
Loss contingency accrual												302,000
Amount of conditional payment by a third party												17,000
Monthly payments required as per settlement												14,000
October 2024
Debt Instrument [Line Items]
Company sold and assigned															$ 310,000
Proceeds from the issuance of debt															170,000
Fee of future receipts															3,000
Unamortized debt discount															$ 63,000
Term															1 year
Periodic payments															$ 78,000
Maturity Date (from issuance date)															1 year
Percentage of sales receipts to be remitted															8.00%
Loss on extinguishment of debt																	$ (9,000)
Second May 2024
Debt Instrument [Line Items]
Company sold and assigned				$ 125,000
Proceeds from the issuance of debt				98,000
Fee of future receipts				2,000
Unamortized debt discount				27,000
Minimum weekly sales receipts agreed to pay				$ 6,000
Term				1 year
Maturity Date (from issuance date)				1 year
Second May 2024 | Subsequent events
Debt Instrument [Line Items]
Settlement amount												140,000
Loss contingency accrual												184,000
Amount of conditional payment by a third party												42,000
Monthly payments required as per settlement												$ 8,000
November 2024
Debt Instrument [Line Items]
Company sold and assigned														$ 201,000
Proceeds from the issuance of debt														97,000
Unamortized debt discount														41,000
Minimum weekly sales receipts agreed to pay														$ 8,000
Term														1 year
Periodic payments														$ 60,000
Maturity Date (from issuance date)														1 year
Loss on extinguishment of debt																				7,000
July 24, 2024
Debt Instrument [Line Items]
Company sold and assigned			$ 209,000
Proceeds from the issuance of debt			144,000
Fee of future receipts			6,000
Unamortized debt discount			$ 65,000
Term			1 year
Maturity Date (from issuance date)			1 year
Percentage of sales receipts to be remitted			10.00%
Second November 2024
Debt Instrument [Line Items]
Company sold and assigned														$ 313,000
Proceeds from the issuance of debt														96,000
Fee of future receipts														9,000
Unamortized debt discount														88,000
Interest expense														9,000
Minimum weekly sales receipts agreed to pay														$ 7,000
Term														1 year
Periodic payments														$ 120,000
Maturity Date (from issuance date)														1 year
Loss on extinguishment of debt																				$ 34,000
September 19, 2024
Debt Instrument [Line Items]
Company sold and assigned		$ 107,000
Proceeds from the issuance of debt		74,000
Fee of future receipts		2,000
Unamortized debt discount		$ 33,000
Term		1 year
Maturity Date (from issuance date)		1 year
Extinguishment of debt													$ 69,000
Percentage of sales receipts to be remitted		6.32%
November 8, 2024
Debt Instrument [Line Items]
Company sold and assigned	$ 112,000
Proceeds from the issuance of debt	76,000
Fee of future receipts	4,000
Unamortized debt discount	36,000
Minimum weekly sales receipts agreed to pay	$ 5,000
Term	1 year
Maturity Date (from issuance date)	1 year
Extinguishment of debt													$ 53,000